Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segments	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)
Summary Of Significant Accounting Policies Details [Line Items]
Restricted cash	$ 1,116	$ 1,141	$ 4,632
Impairment of long-lived assets	0	0
Impairment of goodwill	$ 0	0
Grant proceeds		$ 3,695
Percentage Of tax incentive reimburse	15.00%
Expected dividend yield	0.00%	0.00%
Proceeds from research and development	$ 393
Share-based compensation arrangement description and terms	Forfeitures are recognized as incurred for as they occur. Unless otherwise approved, options must be exercised while the individual is an employee or within 90-days of termination when applicable. The expiration date of newly issued options is ten years after grant date unless earlier terminated as provided for in the Plan.
Number of operating segments | Segments	2
Research and Development Expense
Summary Of Significant Accounting Policies Details [Line Items]
Percentage of research and development costs grant reimburse	20.00%
Accrued government grants	$ 2,563
Minimum
Summary Of Significant Accounting Policies Details [Line Items]
Finite-lived intangible asset useful life	1 year
Maximum
Summary Of Significant Accounting Policies Details [Line Items]
Finite-lived intangible asset useful life	20 years